General Information	12 Months Ended
Jun. 30, 2022
General Information About Financial Statements [Abstract]
General Information	General Information
Reporting Entity
Endava plc (the “Company” and, together with its subsidiaries, the “Group” and each a “Group Entity”) is domiciled in London, United Kingdom. The address of the Company’s registered office is 125 Old Broad Street, London, EC2N 1AR. The Group’s expertise spans the entire ideation-to-production spectrum, creating value for our clients through creation of Product and Technology Strategies and Intelligent Digital Experiences, delivered via world-class engineering and through our broad technical capabilities, grouped into four key areas: Define, Design, Build and Run & Evolve.
These consolidated financial statements do not constitute the company's statutory accounts for the years ended 30 June 2022, 2021 or 2020.